ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPALACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

AirMedia Group Inc. ("AirMedia" or the "Company") was incorporated in the Cayman Islands on April 12, 2007.

AirMedia, its subsidiaries, its variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") operate its out-of-home advertising network, primarily air travel advertising network, in the People's Republic of China (the "PRC").

As of December 31, 2012, details of the Company's subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership
Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands("BVI")	100%
AirMedia International Limited("AM International")	July 14, 2007	BVI	100%
AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%
Excel Lead International Limited("Excel Lead")	August 1, 2008	BVI	100%
Dominant City Ltd.("Dominant City")	July 1, 2009	BVI	100%
Easy Shop Ltd.("Easy Shop")	January 1, 2010	BVI	100%
Glorious Star Investment Limited("Glorious Star")	August 1, 2008	Hong Kong	100%
Subsidiaries:
AirMedia Technology(Beijing) Co., Ltd.("AM Technology")	September 19, 2005	the PRC	100%
Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%
Xi'an AirMedia Chuangyi Technology Co., Ltd.("Xi'an AM")	December 31, 2007	the PRC	100%
VIEs:
Beijing ShengshiLianhe Advertising Co., Ltd. ("ShengshiLianhe")	August 7, 2005	the PRC	N/A
AirMedia Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising")	November 22, 2005	the PRC	N/A
Beijing AirMedia UC Advertising Co. Ltd. ("AirMedia UC")	January 1, 2007	the PRC	N/A
Beijing Yuehang Digital Media Advertising Co. Ltd. ("AM Yuehang")	January 16, 2008	the PRC	N/A
	Date of		Percentage of
	incorporation/	Place of	legal
Name	acquisition	incorporation	ownership
VIE's subsidiaries:
AirTV United Media & Culture Co., Ltd. ("AirTV United")	October 10, 2006	the PRC	N/A
Beijing AirMedia Film & TV Culture Co. Ltd. ("AM Film")	September 13, 2007	the PRC	N/A
Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	N/A
Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	N/A
Beijing Weimei Lianhe Advertising Co., Ltd. ("Weimei Lianhe")	March 10, 2009	the PRC	N/A
Beijing Shengshi Lixin Culture & Media Co., Ltd. ("Shengshi Lixin")	June 1, 2009	the PRC	N/A
Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	N/A
Beijing Youtong Hezhong Advertising Media Co. Ltd. (Formerly Beijing Union of Friendship Advertising Media Co., Ltd.) ("Youtong")	July 1, 2009	the PRC	N/A
Beijing AirMedia Jinshi Advertising Co., Ltd.("AM Jinshi")	July 7, 2009	the PRC	N/A
Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi")	September 8, 2009	the PRC	N/A
Tianjin AirMedia Advertising Co., Ltd. ("TJ AM")	September 21, 2009	the PRC	N/A
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor")	January 1, 2010	the PRC	N/A
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A
Beijing GreatView Media Advertising Co., Ltd. (Formerly Beijing Weimei Shengjing Media Advertising Co., Ltd) ("GreatView Media")	April 28, 2011	the PRC	N/A
Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng")	April 28, 2011	the PRC	N/A

The VIE arrangements

Chinese regulations currently limit foreign ownership of companies that provide advertising services, including out-of-home television advertising services. Since December 30, 2005, foreign investors have been permitted to own directly 100% interest in PRC advertising companies if the foreign investor has at least three years of direct operations of advertising business outside of the PRC.

One of the Company's subsidiary, AM China, the 100% shareholder of AM Technology and Xi'an AM, has been engaged in the advertising business in Hong Kong since September 2008. Since it has operated as an advertising business for more than three years, AM China and its subsidiaries may apply for the required licenses to provide advertising services in China.

The Group conducts substantially all of its activities through the VIEs, i.e. ShengshiLianhe, AM Advertising, AirMedia UC and AM Yuehang, and the VIEs' subsidiaries. The VIEs have entered into the following series of agreements with AM Technology:

Technology support and service agreement: AM Technology provides exclusive technology support and consulting services to the VIEs and in return, the VIEs are required to pay AM Technology service fees. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AM Advertising, ShengshiLianhe and AirMedia UC, or 1.0% in the case of AM Yuehang, which final rate should be determined by AM Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology support and service agreements are effective for ten years and such term is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

Technology development agreement: VIEs exclusively engaged AM Technology to provide technology development services. AM Technology owns the intellectual property rights developed in the performance of these agreements. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AM Advertising, ShengshiLianhe and AirMedia UC, which final rate should be determined by AM Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology development agreements are effective for ten years and such terms is automatically renewed upon its expiry unless either party informs the other party of its intention of no extension at least twenty days prior to the expiration of the agreements.

Call option agreement: Under the call option agreements, the shareholders of VIEs irrevocably grant AM Technology, or its designated third party, an exclusive option to purchase from the VIEs'shareholders, to the extent permitted under PRC law, all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. In addition, AM Technology will act as guarantor of VIEs in all operation related contracts, agreements and transactions and commit to provide loans to support the business development needs of VIEs or when the VIEs are suffering operating difficulties provided that the relevant VIEs' shareholders satisfy the terms and conditions in the call option agreements. Based on PRC law to provide an effective guarantee, a guarantor needs to execute a specific written agreement with the beneficiary of the guarantee. As AM Technology has not entered into any written guarantee agreements with any third party beneficiaries toguarantee the VIEs' performance obligations to these third parties, none of these third parties can demand performance from AM Technology as a guarantor of the VIEs' performance obligations. The absence of the written guarantee agreement did not obviate the Group's conclusion that it is the primary beneficiary of the VIEs and in turn should consolidate the VIEs. The term of call option agreement shall be terminated after AM Technology exercises the call option over all VIEs's equity pursuant to the provisions of the agreements.

Equity pledge agreement: Under the equity pledge agreements, the shareholders of the VIEs pledged all of their equity interests, including the right to receive declared dividends, in the VIEs to AM Technology to guarantee VIEs' performance of its obligations under the technology support and service agreement and the technology development agreement. The agreement is effective for as long as the technology support and service agreements and technology development agreement are effective.

Authorization letter: Each shareholder of the VIEs has executed an authorization letter to authorize AM Technology to exercise certain of its rights, including voting rights, the rights to enter into legal documents and the rights to transfer any or all of its equity interest in the VIEs. Such authorization letters will remain effective during the operating periods of the VIEs. The authorization is effective unless the relevant call option agreements which the VIEs entered into terminated.

Through the above contractual arrangements, AM Technology has obtained 100% of shareholders' voting interest in the VIEs, has the right to receive all dividends declared and paid by the VIEs and can receive substantially all of the net income of the VIEs through the technical support and service fees. Accordingly, the Group has consolidated the VIEs because, through AM Technology, it has (1) the power to direct the activities of the VIEs that most significantly affect its economic performance and (2) the right to receive substantially all of the benefits that could be potentially significant to the VIEs.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group's ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Group's ability to control the VIEs also depends on the authorization lettersthat AM Technology has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes the rights granted by the authorization letters is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

revoking the business and operating licenses of the Group's PRC subsidiaries and affiliates;

discontinuing or restricting the Group's PRC subsidiaries' and affiliates' operations;

imposing conditions or requirements with which the Group or its PRC subsidiaries and affiliates may not be able to comply; or

requiring the Group or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Group, AM Technology, or the VIEs.

Certain shareholders of VIEs are also beneficial owners or directors of the Company. In addition, certain beneficial owners and directors of the Company are also directors or officers of VIEs. Their interests as beneficial owners of VIEs may differ from the interests of the Company as a whole. The Company cannot be certain that if conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of VIEs, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive purchase right contract provides the Company with a mechanism to remove them as shareholders of VIEs should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of VIEs arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The following financial statement information for AirMedia's VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$184,788	$201,088
Total non-current assets	63,187	27,499
Total assets	247,975	228,587
Total current liabilities	83,573	98,973
Total non-current liabilities	3,800	380
Total liabilities	$87,373	$99,353

	For the years ended December 31,
	2010	2011	2012

Net revenues	$229,989	$268,866	$286,641
Net income/(loss)	7,425	(2,543)	(31,771)
Net cash (used in) provided by operating activities	(1,445)	5,251	(8,587)
Net cash used in investing activities	(11,664)	(538)	(7,700)
Net cash used in financing activities	(1,091)	-	-

The following financial statement information for AirMedia's non - VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2011	2012

Total current assets	$62,877	$60,337
Total non-current assets	50,616	54,943
Total assets	113,493	115,280
Total current liabilities	4,037	5,079
Total non-current liabilities	-	-
Total liabilities	$4,037	$5,079

	For the years ended December 31,
	2010	2011	2012

Net revenues	$516	$1,758	$101
Net loss	(15,008)	(10,137)	(470)
Net cash provided by operating activities	12,071	12,681	28,817
Net cash used in investing activities	(18,704)	(4,654)	(49,306)
Net cash provided by (used in) financing activities	1,163	(10,919)	(3,260)

The VIEs contributed an aggregate of 99.8%, 99.4% and 100% of the consolidated net revenues for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the VIEs accounted for an aggregate of 68.6% and 66.5%, respectively, of the consolidated total assets, and 95.6% and 95.1%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalent, short term investments and property and equipment.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.